Other financial assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets [line items]
Other financial assets	£ 133	£ 113	[1]	£ 138
Fair value movements – OCI [member
Disclosure of financial assets [line items]
Other financial assets	24	28
Cumulative gain (loss) on disposal of investments	23	4
Profit (loss) on disposal of investments and changes in value of investments	31	6
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Other financial assets	133	113
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Other financial assets	£ 109	£ 85

[1]	Comparative balances have been restated – see Note 1b.